Financial instruments (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 55,270	$ 56,111	$ 53,521
Current liabilities	11,988	5,804
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Receivable due from the JV	$ 1,000	1,700
Credit risk [Member] | Joint ventures [Member] | Preference shares [Member]
Disclosure of detailed information about financial instruments [line items]
Preference shares redeemable share subscribed	132.4
Maximum exposure to credit risk in relation to the preferred shares	$ 70,200
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in after tax net loss due to change in annualized interest rate	2,500	2,800
Decrease in after tax net loss due to change in annualized interest rate	2,400	2,700
Net exposure to foreign currency	600	500
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	$ 800	$ 300